Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 1,982	€ 3,013
Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	740	781
Fair value of long-term borrowings	806	835
Aegon Ltd. [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	0
Aegon Ltd. [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	0
Aegon Ltd. [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	286	301
Aegon Ltd. [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 455	€ 480